Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

9 – INVENTORIES

Inventories consists of the following:

	Dec 31, 2025	Dec 31, 2024

Spare parts inventories	1,990,925	2,030,244
Total	1,990,925	2,030,244

The Group created a provision expense of US$18,244 and US$316,664 for the years ended December 31, 2025 and December 31, 2024 respectively.